Long-lived Assets (Schedule of PP&E) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 36,524.8	$ 34,901.1
Accumulated depreciation	(12,684.2)	(10,926.2)
Total property and equipment, net	23,840.6	23,974.9
Distribution Systems [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	26,286.5	25,193.2
Customer Premises Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,213.9	6,126.0
Support Equipment, Buildings and Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,024.4	$ 3,581.9
Minimum [Member] | Distribution Systems [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Customer Premises Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Support Equipment, Buildings and Land [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member] | Distribution Systems [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	30 years
Maximum [Member] | Customer Premises Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Maximum [Member] | Support Equipment, Buildings and Land [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	50 years